Accrued Expenses and Other Payables - Summary of Accrued Expenses and Other Payables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Accrued expenses	¥ 34,628	¥ 33,811
Value-added tax payable	564	484
Customer deposits and receipts in advance	5,962	5,739
Accrued expenses and other payables	48,516	43,497
Other telecommunications operators in the PRC [member]
Disclosure of financial liabilities [line items]
Amounts due to companies	32	46
China Telecom Group [member]
Disclosure of financial liabilities [line items]
Amounts due to companies	6,069	2,171
China Tower [member]
Disclosure of financial liabilities [line items]
Amounts due to companies	¥ 1,261	¥ 1,246